Condensed Consolidated Balance Sheets (Q2) (Parenthetical) - $ / shares	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017	Aug. 11, 2017	Jul. 15, 2015
Preferred Stock
Par value (USD Per Share)	$ 0.001	$ 0.001	$ 0.001
Shares authorized ( in shares )	50,000,000	50,000,000	50,000,000
Shares Issued ( In shares )	0	0	0
Shares Outstanding ( In shares )	0	0	0
Common Stock
Par value ( usd per share )		$ 0.001
Common Class C
Common Stock
Par value ( usd per share )	$ 0.001	$ 0.001	$ 0.001
Shares authorized ( in shares )	300,000,000	300,000,000	200,000,000
Shares Issued ( In shares )	15,313,171	12,943,294	8,838,002
Shares Outstanding ( In shares )	15,313,171	12,943,294	8,838,002
Common Class S
Common Stock
Par value ( usd per share )	$ 0.001	$ 0.001	$ 0.001
Shares authorized ( in shares )	100,000,000	100,000,000	100,000,000	100,000,000	10,000,000
Shares Issued ( In shares )	166,448	17,594	3,032
Shares Outstanding ( In shares )	166,448	17,594	3,032